Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000202268
Average Annual Return [Line Items]
Average Annual Return, Percent	1.28%	5.39%	4.60%		4.21%
C000202269
Average Annual Return [Line Items]
Average Annual Return, Percent	2.49%	6.29%	4.33%		3.85%
Without Sales Load [Member] | C000202270
Average Annual Return [Line Items]
Average Annual Return, Percent	4.01%	8.36%	5.39%		4.76%
Without Sales Load [Member] | C000202268
Average Annual Return [Line Items]
Average Annual Return, Percent	3.88%	8.09%	5.13%		4.47%
Without Sales Load [Member] | C000202269
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%	7.29%	4.33%		3.85%
Without Sales Load [Member] | C000202272
Average Annual Return [Line Items]
Average Annual Return, Percent	4.05%	8.56%	5.49%	4.78%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.66%	2.90%	(0.18%)		1.60%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.66%	2.90%	(0.18%)		1.60%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.66%	2.90%	(0.18%)		1.60%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.66%	2.90%	(0.18%)	1.60%
Morningstar LSTA Leveraged Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.37%	8.97%	5.88%		5.19%
Morningstar LSTA Leveraged Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.37%	8.97%	5.88%		5.19%
Morningstar LSTA Leveraged Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.37%	8.97%	5.88%		5.19%
Morningstar LSTA Leveraged Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.37%	8.97%	5.88%	5.19%